Balances with Related Companies - Summary of Amounts Due from/to Related Companies (Detail) (Parenthetical) (Detail) - CNY (¥) ¥ in Millions	Dec. 31, 2022	Dec. 31, 2021
Disclosure of transactions between related parties [line items]
Payables due to associates non current	¥ 85	¥ 0
Additional Financing by Buyer Lessor [Member] | Aircraft Sale And Leaseback Transaction [Member]
Disclosure of transactions between related parties [line items]
Payables due to associates non current	¥ 143	¥ 0